Discontinued operations and Assets classified as held for sale (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	$ 125	$ 267	$ 1,963
Intangible assets	$ 2,112	$ 1,939	3,414
Assets held for sale			38,677
Liabilities held for sale			5,869
Satellite division
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets			38,677
Assets held for sale			38,677
Deferred government grants			5,869
Liabilities held for sale			$ 5,869